Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Disclosure of cash and cash equivalents

(in millions)	December 31, 2022	December 31, 2021
Cash balances on hand and at banks	990	764
Investments in money market funds	953	2,150
Time deposits	401	25
Other cash and cash equivalents	8	—
Total	$2,352	$2,939

Disclosure of reconciliation of assets and liabilities arising from financing activities
The following are the reconciliation of assets, liabilities and equity arising from financing activities:

			Non-cash changes
(in millions)	As of December 31, 2020 Assets (Liabilities and Equity)	Cash Flows Inflows/ (Outflows)	Addition	Foreign exchange movement	Others	As of December 31, 2021 Assets (Liabilities and Equity)
Restricted cash	$36	$(34)	$—	$—	$(1)	$1
Government grants receivable(1)	30	(41)	60	(2)	—	$47
Other receivables	42	(41)	1	(1)	(2)	$(1)
Debt	(2,338)	264	—	51	10	$(2,013)
Lease obligations	(465)	78	(52)	12	1	$(426)
Loan from shareholder	(10,681)	568	—	—	10,113	$—
Share capital	(10)	(1)	—	—	—	$(11)
Additional Paid-In Capital	(11,708)	(1,443)	(10,113)	—	(223)	$(23,487)
Total	$(25,094)	$(650)	$(10,104)	$60	$9,898	$(25,890)

			Non-cash changes
(in millions)	As of December 31, 2021 Assets (Liabilities and Equity)	Cash Flows Inflows/ (Outflows)	Addition	Foreign exchange movement	Others	As of December 31, 2022 Assets (Liabilities and Equity)
Restricted cash	$1	$—	$—	$—	$—	$1
Government grants receivable(2)	47	(93)	18	(1)	81	$52
Other receivables	(1)	—	—	—	—	$(1)
Debt	(2,013)	(670)	(6)	10	168	$(2,511)
Lease obligations	(426)	89	(18)	9	1	$(345)
Share capital	(11)	—	—	—	—	$(11)
Additional Paid-In Capital(3)	(23,487)	(168)	—	—	(176)	$(23,831)
Total	$(25,890)	$(842)	$(6)	$18	$74	$(26,646)
(1)Government grant receivable amounting to $47 million is included in receivables, prepayments and other assets in the consolidated statements of financial position as of December 31, 2021
(2)Government grant receivable amounting to $52 million is included in receivables, prepayments and other assets in the consolidated statements of financial position as of December 31, 2022
(3)On October 1, 2021, the Company’s board approved the conversion of the Shareholder Loans (defined below) to additional paid-in-capital, and on October 3, 2021, the Company executed an agreement with Mubadala Investment Company PJSC (“Mubadala”) to convert the remaining $10.1 billion of the Shareholder Loan balance into additional paid-in-capital (“the Conversion”). The Conversion did not have an impact on shares outstanding or have any dilutive effects, as no additional shares were issued.

Disclosure of geographical concentration of cash and cash equivalents
Geographical concentration of cash and cash equivalents is as follows:

(in millions)	December 31, 2022	December 31, 2021
United States of America	$484	$1,357
Republic of Singapore	1,775	1,485
Other	93	97
Total	$2,352	$2,939